Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of remuneration of key management personnel [Abstract]
Directors fees		$ 153	$ 201	$ 171
Bonus		392	105
Salary		600	300	286
W Simon [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees		48	51	49
Bonus
Salary
G. Cerrone [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees	[1]	102	124	86
Bonus	[1]	182
Salary	[1]
R. Dalla-Favera [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees		3	26	26
Bonus
Salary
K. Shailubhai [Member]
Schedule of remuneration of key management personnel [Abstract]
Directors fees	[2]			10
Bonus	[2]	210	105
Salary	[2]	$ 600	$ 300	$ 286

[1]	Gabriele Cerrone's bonus covers the period June 9, 2016 to December 31, 2019
[2]	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.